Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 270	$ 454
Restricted cash	155	232
Accounts receivable, net of allowance for doubtful accounts of $48 and $46	597	569
Inventories	461	812
Securitized vacation ownership notes receivable, net of allowance for doubtful accounts of $9 and $10	60	64
Prepaid expenses and other	158	125
Deferred income taxes	279	278
Total current assets	1,980	2,534
Investments	267	259
Plant, property and equipment, net	3,187	3,175
Asset held for sale, net	117	127
Goodwill and intangible assets, net	2,027	2,025
Deferred tax assets	613	639
Other assets	417	355
Securitized vacation ownership notes receivable, net	381	446
Total assets	8,989	9,560
Current liabilities:
Short-term borrowings and current maturities of long-term debt	0	3
Accounts payable	104	144
Current maturities of long-term securitized vacation ownership debt	117	130
Accrued expenses	1,117	1,177
Accrued salaries, wages and benefits	336	375
Accrued taxes and other	149	163
Total current liabilities	1,823	1,992
Long-term debt	1,652	2,194
Long-term securitized vacation ownership debt	332	402
Deferred income taxes	45	46
Other liabilities	1,902	1,971
Total liabilities	5,754	6,605
Commitments and contingencies
Stockholders' equity:
Common stock; $0.01 par value; authorized 1,000,000,000 shares; outstanding 197,267,943 and 195,913,400 shares at June 30, 2012 and December 31, 2011, respectively	2	2
Additional paid-in capital	999	963
Accumulated other comprehensive loss	(358)	(348)
Retained earnings	2,587	2,337
Total Starwood stockholders' equity	3,230	2,954
Noncontrolling interest	5	1
Total stockholders' equity	3,235	2,955
Total liabilities and stockholders' equity	$ 8,989	$ 9,560